ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2022
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

4.    ACCOUNTS RECEIVABLE, NET

	As of December 31,
	2021	2022
	RMB	RMB	US$

Receivables due from partners	8,688	20,235	2,934
Receivables due from corporate customers	30,682	38,738	5,616
Accounts receivable	39,370	58,973	8,550
Allowance for doubtful accounts	(765)	(191)	(27)
Accounts receivable, net	38,605	58,782	8,523